Property, Plant and Equipment - Additional Information (Detail) $ in Thousands, € in Millions			12 Months Ended
	Jan. 01, 2018 USD ($)	Jan. 01, 2018 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			$ 1,761,424		$ 606,563
Depreciation expense of property, plants and equipment			$ 584,723		$ 481,634	$ 498,867
Weighted average borrowing rate			3.60%	3.60%	5.91%	7.49%
Capitalized financial expenses			$ 14,153		$ 6,376	$ 8,092
Employee expenses capitalized, directly attributable to construction in progress			107,480		70,681	92,411
Property, plant and equipment			12,997,528		8,354,672
Contractual commitments for the acquisition of property, plants and equipment			1,256,793		1,078,846
Property, plants and equipment pledged as security for liabilities			85,317		104,577
Civil Liability Insurance Amount			453,060				€ 400
Impairment of Property, plants and equipment			81,902	$ 8,410,221,000
Enel Generacin Costanera [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Impairment of Property, plants and equipment	$ 162,274	$ 3,102,739,000
Impairment reversed			70,513	$ 2,656,082
Generating Companies [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Insurance Policies Amount For All Risks			1,132,650				€ 1,000
Right-of-use assets
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Property, plant and equipment			327,953		222,420	$ 255,799
Generation and Transmission [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			1,037,325		0
Property, plant and equipment			8,269,946		3,953,188
Generation and Transmission [Member] | Enel Generacin Costanera [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			167,112		163,418
Distribution [Member]
Disclosure of Detailed Information About Property, Plant and Equipment [Line Items]
Additions to property plant and equipment, investments in operating plants and new projects			555,966		442,833
Property, plant and equipment			$ 4,626,574		$ 4,396,560